SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Basis of Presentation
Basis of Presentation
These Consolidated Financial Statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”) and International Financial Reporting Interpretations Committee (“IFRIC”).
Pengrowth’s operations are viewed as a single operating segment by the chief operating decision maker (CEO) of the Corporation for the purpose of resource allocation and assessing performance.
The Consolidated Financial Statements were authorized for release by the Board of Directors on March 5, 2019.

Revenue Recognition
Revenue Recognition
Under IFRS 15, revenue from the sale of commodities is calculated by reference to consideration specified in contracts with customers and recognized when control of the product is transferred to the buyer. The nature of each of its performance obligations, including roles of third parties and partners, are evaluated to determine if the Corporation acts as a principal, and therefore recognizes revenue on a gross basis, or as an agent, and therefore recognizes revenue on a net basis. The Corporation acts as the principal when it controls the product delivered before the control passes to its customer.
Pengrowth earns revenue from the following major sources:

•	Sales from the production of, and royalty (and gross overriding royalty) interests in, light oil, natural gas, natural gas liquids, sulphur and from the sale of diluted bitumen and purchased products;

•	Fees charged to third parties for processing and other services (i.e. gas and other product processing, contract operating etc.) provided at facilities where Pengrowth has an ownership interest.
Revenue from the sale of diluted bitumen, light oil, natural gas, natural gas liquids and sulphur is recognized based on the consideration specified in contracts with customers. Pengrowth recognizes revenue when control of the product transfers to the buyer and collection is reasonably assured. This is generally at the point in time when the customer obtains legal title to the product which is when it is physically transferred to the pipeline or other transportation method agreed upon. Revenues from processing activities are recognized over time as processing occurs, and are generally billed monthly. Royalty income is recognized monthly as it accrues in accordance with the terms of the royalty agreements.
When allocating the transaction price realized in contracts with multiple performance obligations over a longer period to multiple performance obligations using relative standalone selling prices, management is required to make estimates of the prices at which Pengrowth would sell the product separately to customers. When making this estimate, management considers market prices and market conditions and cash flows the entity intends to realize based on risk management policies, based on cost and cash flows the entity intends to realize based on risk management policies, based on cost and margin objectives. Pengrowth does not currently have any contracts with multiple performance obligations.

Property, Plant and Equipment (“PP&E”) and Exploration and Evaluation (“E&E”) Assets
Property, Plant and Equipment (“PP&E”) and Exploration and Evaluation (“E&E”) Assets
Pengrowth capitalizes all costs of developing and acquiring oil and gas properties. These costs include lease acquisition costs, geological and geophysical expenditures, costs of drilling and completion of wells, plant and production equipment costs and related overhead charges. Pengrowth capitalizes a portion of general and administrative costs and share based compensation expense associated with exploration and development activities. Repairs and maintenance costs are expensed as incurred.
Property, Plant and Equipment
PP&E is stated at cost less accumulated depletion, depreciation and amortization, and accumulated impairment losses. The initial cost of an asset comprises its purchase price or construction cost, costs attributable to bringing the asset into operation, the initial estimate of asset retirement obligation and, for qualifying assets, borrowing costs. When significant parts of an item of PP&E, including oil and natural gas interests, have different useful lives, they are accounted for as separate items.
Exploration and Evaluation Assets
Costs of exploring for and evaluating certain oil and natural gas properties are capitalized within E&E assets. These E&E assets include lease acquisition costs, geological and geophysical expenditures, costs of drilling and completion of wells, plant and production equipment costs and related overhead charges. E&E assets do not include costs of general prospecting, or evaluation costs incurred prior to having obtained the legal rights to explore an area, which are expensed as incurred. Interest is not capitalized on E&E assets.
E&E assets are not depleted or depreciated and are carried forward until technical feasibility and commercial viability is considered to be determined. The technical feasibility and commercial viability is generally considered to be determined when proved plus probable reserves are determined to exist and the commercial production of oil and gas has commenced on the license or field. A review of each exploration license or field is carried out, at least annually, to ascertain whether the project is technically feasible and commercially viable. Upon determination of technical feasibility and commercial viability, E&E assets attributable to those reserves are first tested for impairment with the related PP&E CGU and then reclassified from E&E assets to PP&E.
Subsequent Costs
Costs incurred subsequent to the determination of technical feasibility and commercial viability and the costs of replacing parts of PP&E are recognized as oil and natural gas interests only when they increase the future economic benefits embodied in the specific asset to which they relate. Such capitalized oil and natural gas interests generally represent costs incurred in developing proved and/or probable reserves and bringing in or enhancing production from such reserves, and are accumulated on a field or geotechnical area basis.
The carrying amount of any replaced or sold component is de-recognized. The costs of the day-to-day servicing of PP&E are expensed as incurred.
Pengrowth capitalizes a portion of general and administrative costs directly associated with exploration and development activities. Pengrowth capitalizes interest incurred in construction of qualifying assets, if applicable. Qualifying assets are defined by Pengrowth as capital projects that require capital expenditures over a period greater than one year, in order to produce oil or gas from a specific property. Interest capitalization to a qualifying asset ceases once the asset is substantially available for its intended use.

Assets Held for Sale
Assets Held for Sale
Non-current assets are classified as held for sale if their carrying amounts will be recovered through a sale transaction rather than through continuing use. This condition is met when the sale is highly probable and the asset is available for immediate sale in its present condition. For the sale to be highly probable, Management must be committed to sell the asset and an active program to locate a buyer and complete the sale must have been initiated. The asset must be actively marketed for sale at a price that is reasonable in relation to its current fair value and the sale should be expected to be completed within one year from the date of classification. Non-current assets classified as held for sale are measured at the lower of the carrying amount and fair value less costs of disposal, with impairments recognized in the Consolidated Statements of Income (Loss) in the period measured.

Dispositions
Dispositions
Gains or losses are recognized in the Consolidated Statements of Income (Loss) on dispositions of PP&E and certain E&E assets, including asset swaps, farm-out transactions and gross overriding royalty. The gain or loss is measured as the difference between the fair value of the proceeds and the carrying value of the assets disposed, including capitalized future asset retirement obligations and any associated goodwill.

Depletion and Depreciation
Depletion and Depreciation
The net carrying value of developed or producing fields or groups of fields is depleted using the unit of production method by reference to the ratio of production in the period to the related proved plus probable reserves, taking into account estimated future development costs necessary to bring those reserves into production. Future development costs are estimated taking into account the level of development required to produce the reserves. These estimates are reviewed by independent reserve engineers at least annually. Pengrowth’s total proved plus probable reserves are estimated by an independent reserve evaluator and represent the "best estimate" of quantities of oil, natural gas and related substances to be commercially recoverable from known accumulations, from a given date forward, based on geological and engineering data. It is equally likely that the actual remaining quantities recovered will be greater than or less than the sum of the estimated proved plus probable reserves. Properties with no remaining production and reserves are fully depleted in the year that production ceases. Assets under construction are not depleted or depreciated until available for their intended use.
For other assets, depreciation is recognized in the Consolidated Statements of Income (Loss) using either a straight line or declining balance basis over the estimated useful lives of each part of an item of PP&E. The estimated useful lives for other assets for the current and comparative periods are as follows:

-	Office equipment	60 months
-	Leasehold improvements and finance leases	Lease term/Useful life
-	Computers	36 months
-	Motor vehicles	60 months

Depreciation methods, useful lives and residual values are reviewed annually.

Farmouts
Farmouts
Under IFRS, farmouts are considered a disposition of a partial interest in a property. The proceeds on the disposition are generally considered to be the capital spent, or estimated to be spent, by the farmee in order to earn the interest. When the agreed upon work commitment has been completed, the farmee has earned their interest. It is at this stage that Pengrowth records a gain or loss on disposition, as the difference between the estimated capital and the carrying value of the disposed interest, in the Consolidated Statements of Income (Loss).

Leased Assets
Leased Assets
Assets held by Pengrowth under leases which transfer to the Corporation substantially all of the risks and rewards of ownership are classified as finance leases. On initial recognition, the leased asset is measured at an amount equal to the lower of its fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset. Minimum lease payments made under finance leases are apportioned between the finance expense and the reduction of the outstanding liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.
Assets held under other leases are classified as operating leases and are not recognized in the Consolidated Balance Sheets. Payments made under operating leases are recognized in the Consolidated Statements of Income (Loss) on a straight-line basis over the term of the lease. Lease incentives received are recognized as an integral part of the total lease expense, over the term of the lease.
At inception of certain arrangements, the Corporation determines whether such arrangement is or contains a lease. This will be the case if the following two criteria are met:

•	The fulfillment of the arrangement is dependent on the use of a specific asset or assets; and

•	The arrangement contains the right to use the asset(s).

Goodwill and Business Combinations
Goodwill and Business Combinations
Goodwill may arise on business combinations and represents the excess of the cost of the acquisition over the net fair value of the identifiable assets, liabilities and contingent liabilities of the acquired assets or company. When the excess is negative, it is recognized immediately in the Consolidated Statements of Income (Loss).

Impairment of Non-Financial Assets
Non-Financial Assets
Property, Plant and Equipment
For the purpose of impairment testing, PP&E is grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets - cash generating unit (the “CGU”). CGUs are tested when there is an indication of impairment, such as sustained decreases in commodity prices or significant downward revisions in reserves volumes. An impairment loss is recognized to the extent the carrying value of the CGU exceeds its recoverable amount. Impairment losses are recognized in the Consolidated Statements of Income (Loss).
The recoverable amount of a CGU is the higher of its value in use and the fair value less costs to sell. In determining the recoverable amount, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the cost of capital, which take into account the time value of money and the risks specific to the asset. The recoverable amount is generally computed by reference to the present value of the future cash flows expected to be derived from production of proved and probable reserves. Undeveloped land, contingent resources and infrastructure may also be considered in the recoverable amount.
Impairment losses in respect of PP&E recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. In such circumstances, the recoverable amount is determined and to the extent the loss is reduced, it is reversed. An impairment loss is reversed only to the lesser of the revised recoverable amount or the carrying amount that would have been determined, net of depletion and depreciation or amortization, if no impairment loss had been recognized.
Exploration and Evaluation Assets
E&E assets are tested for impairment when there is an indication that a particular E&E project may be impaired and on transfer of E&E to PP&E. Examples of indicators of impairment include a significant price decline over an extended period, the decision to delay or no longer pursue the E&E project, an expiry of the rights to explore in an area, or failure to receive regulatory approval. In addition, E&E assets are assessed for impairment upon their reclassification to producing assets (oil and natural gas interests in PP&E). In assessing the impairment of E&E assets including at the time of transfer, the carrying value of the E&E assets would be compared to their estimated recoverable amount and, in certain circumstances, could be tested in conjunction with PP&E impairment testing of related CGUs. The impairment of E&E assets would be recognized in the Consolidated Statements of Income (Loss).

Impairment of Financial Assets
Financial Assets
The Corporation has elected to measure loss allowances for trade receivables and contract assets at an amount equal to lifetime expected credit losses (“ECLs”). The Corporation measures loss allowances for the amount due from affiliates at an amount equal to the 12-month ECLs. The maximum period considered when estimating ECLs is the maximum contractual period over which the Corporation is exposed to credit risk.
ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Corporation expects to receive). ECLs are discounted at the effective interest rate of the financial asset.
Loss allowances for financial assets are deducted from the gross carrying amount of the assets. Impairment losses on financial assets are presented under “other expenses” in the statement of loss and comprehensive loss.
An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the original effective interest rate.
Impairment losses on financial assets carried at amortized cost are reversed in the statement of loss and comprehensive loss in subsequent periods if the amount of the loss decreases.
Inventory
Product inventories are valued at the lower of cost and net realizable value on a first-in, first-out weighted average cost basis. The cost of inventory includes all costs incurred in the normal course of business to bring each product to its present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less any expected selling costs. If the carrying amount exceeds net realizable value, a write-down is recognized. The write-down may be reversed in a subsequent period if circumstances which caused it no longer exist and the inventory is still on hand.

Provisions and Other Liabilities
Provisions and other liabilities
Asset Retirement Obligations (“ARO”)
Pengrowth initially recognizes the net present value of an ARO in the period in which it is incurred when a reasonable estimate of the net present value using a risk free rate can be made. The net present value of the estimated ARO is recorded as a liability, with a corresponding increase in the carrying amount of the related asset. The capitalized asset is depleted on the unit of production method based on proved plus probable reserves. The liability is increased each reporting period due to the passage of time and the amount of such accretion is expensed to income in the period. Actual costs incurred upon the settlement of the ARO are charged against the ARO. Management reviews the ARO estimate and changes, if any, are applied prospectively. Revisions made to the ARO estimates are recorded as an increase or decrease to the ARO liability with a corresponding change made to the carrying amount of the related asset. In case of assets with no remaining production or reserves, revisions to ARO liability are recorded in the Consolidated Statements of Income (Loss). The carrying amount of both the liability and the capitalized asset, net of accumulated depreciation, are derecognized if the asset is subsequently disposed. The ARO liability is presented as Provisions on the Consolidated Balance Sheets. Refunds of previously paid offshore royalties are recognized as receivables only when production in a field has ceased and as abandonment and decommissioning spending has been incurred.
Pengrowth has placed cash in a segregated, independently managed, remediation trust fund account to fund ARO for the Sable Offshore Energy Project ("SOEP") property. The fund is reflected in Other Assets on the Consolidated Balance Sheets.
Finance Leases
Finance lease transactions are also categorized in Provisions and other liabilities.
Onerous Lease Contracts
The onerous lease obligation relates to excess head office space and an unutilized construction camp at Lindbergh which were recognized as the unavoidable costs of the lease contracts over the remaining term exceeded the economic benefits of the leases. The onerous lease provision is calculated as present value of future lease payments Pengrowth is obligated to make under the lease contracts less any recoveries under current or anticipated sublease agreements over the remaining life of the leases.
Other Liabilities
Pengrowth also categorizes certain cash-settled long term incentive plan ("LTIP") grants within this grouping.

Income Taxes
Income Taxes
Income tax (recovery) expense is composed of current and deferred tax. Income tax (recovery) expense is recognized in the Consolidated Statements of Income (Loss) except to the extent that it relates to items recognized directly in equity.
Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.
Deferred tax is recognized using the asset and liability method of accounting for income taxes. Under this method, income tax liabilities and assets are recognized for the estimated tax consequences attributable to differences between the amounts reported in the Consolidated Financial Statements and their respective tax bases, using substantively enacted income tax rates. Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary difference is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on Pengrowth's business plans.
The effect of a change in income tax rates on deferred income tax liabilities and assets is recognized in income in the period the change occurs. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; these reductions are reversed when the probability of future taxable profits improves.
Pengrowth’s policy for income tax uncertainties is that tax benefits will be recognized only when it is more likely than not the position will be sustained on examination.

Share Based Compensation Plans
Share Based Compensation Plans
Pengrowth has a number of share-settled and cash-settled share based compensation plans, which are described in Note 12.
Share-settled LTIP
Performance Share Units ("PSUs") and Restricted Share Units ("RSUs")
Compensation expense related to PSU and RSU share-settled plans is based on the estimated fair value of the share units at the date of grant. The fair value of the PSUs is determined at the date of grant using the closing share price and is adjusted for the estimated performance multiplier. The compensation expenses associated with the share-settled plans are recognized in the Consolidated Statements of Income (Loss) over the vesting period of the plan with a corresponding increase to contributed surplus. Pengrowth estimates the forfeiture rate for each type of share based award at the date of grant. Any consideration received upon the exercise of the awards together with the amount of non-cash compensation expense recognized in contributed surplus is recorded as an increase in shareholders’ capital at the time of exercise.
Stock option plan
Pengrowth uses the Black-Scholes pricing model to calculate the fair value of stock options granted using an estimated forfeiture rate, volatility, risk free rate and expected life. The fair value is recorded as share-based compensation expense over the vesting period with a corresponding amount reflected in contributed surplus. When stock options are exercised, the cash proceeds along with the amount previously recorded as contributed surplus are recorded as share capital.
Cash-settled LTIP
Each cash-settled RSU entitles the holder to a cash payment equivalent to the value of a number of common shares (including the reinvestment of deemed dividends, if applicable) which vest evenly over a period of three years or less. Furthermore, the independent members of the Board of Directors also receive cash-settled long term incentives called Phantom Deferred Share Units ("Phantom DSUs"). Each Phantom DSU entitles the holder to a cash payment equivalent to the value of a number of common shares (including the reinvestment of deemed dividends, if applicable) to be paid upon the individual ceasing to be a Director for any reason.
Compensation expense associated with the cash-settled LTIP is determined based on the fair value of the share units at the grant date and is subsequently adjusted to reflect the fair value of the share units at each period end, including notional dividends, as applicable. This valuation incorporates the period end share price and the number of cash-settled LTIP units outstanding at each period end. Compensation expense is recognized in the Statements of Income (Loss) with a corresponding increase or decrease in liabilities. Classification of the associated short term and long term liabilities is dependent on the expected payout dates. The revaluation of the cash-settled LTIP continues until settlement. Pengrowth estimates the forfeiture rate for each type of share based award at the date of grant.

Financial Instruments
Financial Instruments
Financial instruments are utilized by Pengrowth to manage its exposure to commodity price fluctuations and foreign currency exposures. Pengrowth’s policy is not to utilize financial instruments for trading or speculative purposes.
IFRS 9 sets out requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. The Corporation adopted the standard with a date of initial application of January 1, 2018. This standard replaced IAS 39 Financial Instruments: Recognition and Measurement.
IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities. However, it eliminates the previous IAS 39 categories for financial assets of held to maturity, loans and receivables and available for sale. Under IFRS 9, on initial recognition, a financial asset is classified as measured at:

•	Amortized cost;

•	Fair value through other comprehensive income ("FVTOCI") - debt investment;

•	Fair value through other comprehensive income ("FVTOCI") - equity investment;

•	Fair value through profit or loss ("FVTPL").
The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics.
IFRS 9 replaces the ‘incurred loss’ model in IAS 39 with an ECL model. The new impairment model applies to financial assets measured at amortized cost, contract assets and debt investments at FVOCI, but not to investments in equity instruments. Under IFRS 9, credit losses are recognized earlier than under IAS 39.
The adoption of IFRS 9 did not result in any changes in the eligibility of existing hedge relationships. Pengrowth currently has no intentions of designating any of its financial instruments as hedges, or using hedge accounting.
The following summarizes Pengrowth's financial assets and financial liabilities as a result of the adoption of IFRS 9:

•	Accounts receivable and other assets are measured at amortized cost.

•
Investments held in the remediation trust funds and other investments are measured at fair value through profit or loss. Any change in the fair value is recognized in the Consolidated Statements of Income (Loss).

•	Bank indebtedness, accounts payable and long term debt have been measured at amortized cost using the effective interest rate method.

•	Derivative assets and liabilities must be measured at fair value through profit or loss with changes in fair value over a reporting period recognized in net income (loss).
Pengrowth has accounted for its physical delivery sales contracts, which were entered into and continue to be held for the purpose of receipt or delivery of non-financial items in accordance with its expected purchase, sale or usage requirements as executory contracts. As such, these contracts are not considered to be derivative financial instruments and have not been recorded at fair value on the Consolidated Balance Sheets. Settlements on these physical delivery sales contracts are recognized in revenue in the period of settlement.
The receipts or payments arising from derivative commodity contracts are presented as realized gain (loss) on commodity risk management while the unrealized gains and losses are presented as changes in fair value of commodity risk management contracts.
The receipts or payments arising from derivative foreign exchange contracts are presented as realized foreign exchange (gain) loss while the unrealized gains and losses are presented as unrealized foreign exchange (gain) loss.
Transaction costs incurred in connection with the issuance of debt instruments with a maturity of greater than one year are deducted against the carrying value of the debt and amortized to net income (loss) using the effective interest rate method over the expected life of the debt.
Fair Value Measurement
All financial assets and liabilities for which fair value is measured or disclosed in the Consolidated Financial Statements are further categorized using a three-level hierarchy that reflects the significance of the lowest level of inputs used in determining fair value:

•
Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2 – Pricing inputs are other than quoted prices in active markets included in Level 1. Prices in Level 2 are either directly or indirectly observable as of the reporting date. Level 2 valuations are based on inputs, including quoted forward prices for commodities, time value and volatility factors, which can be substantially observed or corroborated in the marketplace.

•	Level 3 – Valuations in this level are those with inputs for the asset or liability that are not based on observable market data.

Foreign Currency
Foreign Currency
The functional and reporting currency of the Corporation is Canadian dollars. Transactions in foreign currencies are translated to Canadian dollars at the exchange rates on the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into Canadian dollars at the exchange rate in effect on the Consolidated Balance Sheet date. Foreign exchange gains and losses are recognized in the Consolidated Statements of Income (Loss).

Jointly Controlled Operations
Jointly Owned Assets
A minor proportion of Pengrowth’s petroleum and natural gas development and production activities involve jointly owned assets that are not conducted through separate vehicles and accordingly, the accounts reflect only Pengrowth’s proportionate interest in such activities.

Related Parties
Related Parties
Related parties are persons or entities that have control or significant influence over Pengrowth, as well as key management personnel. Note 20 provides information on compensation expense related to key management personnel. Pengrowth has no significant transactions with any other related parties.

Diluent and other purchases
Diluent and other purchases
Diluent purchases reflect the cost of diluent required for processing activities and blending with bitumen to reduce viscosity and meet pipeline specifications. Other purchases include third party hydrocarbons purchased for resale.

Estimates
Estimates and Judgments
The preparation of Consolidated Financial Statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingencies at the date of the Consolidated Financial Statements and revenues and expenses during the reporting year. Actual results could differ from those estimated.
In particular, information about significant areas of estimation uncertainty and critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the Consolidated Financial Statements is described below:
Estimating oil and gas reserves and contingent resources
Pengrowth engages a qualified, independent oil and gas reserves evaluator to perform an estimation of the Corporation’s oil and gas reserves at least annually and contingent resources on an ad hoc basis. Reserves form the basis for the calculation of depletion charges, while oil and gas reserves and contingent resources are used in the assessment of impairment of goodwill and oil and gas assets. Reserves and contingent resources are estimated using the reserve definitions and guidelines prescribed by National Instrument 51-101 (“NI 51-101”) and the Canadian Oil and Gas Evaluation Handbook (“COGEH”).
Proved plus probable reserves are defined as the "best estimate" of quantities of oil, natural gas and related substances estimated to be commercially recoverable from known accumulations, from a given date forward, based on drilling, geological, geophysical and engineering data, the use of established technology and specified economic conditions. It is equally likely that the actual remaining quantities recovered will be greater than or less than the sum of the estimated proved plus probable reserves. The estimates are made using all available geological and reservoir data as well as historical production data. Estimates are reviewed and revised as appropriate. Revisions occur as a result of changes in prices, costs, fiscal regimes and reservoir performance or a change in Pengrowth's plans with respect to future development or operating practices.
Contingent resources are those quantities of petroleum estimated, as of a given date, to be potentially recoverable from known accumulations using established technology or technology under development, but which are not currently considered to be commercially recoverable due to one or more contingencies. Contingencies may include factors such as economic, legal, environmental, political and regulatory matters or a lack of markets. Contingent resources do not constitute, and should not be confused with, reserves.
Determination of CGUs
The recoverability of development and production asset carrying values are assessed at the CGU level. Determination of what constitutes a CGU is subject to management’s judgment. The asset composition of a CGU can directly impact the recoverability of the assets included therein. In assessing the recoverability of oil and gas properties, each CGU's carrying value is compared to its recoverable amount, defined as the fair value less costs to sell or value in use.
Asset Retirement Obligations
Pengrowth estimates obligations under environmental regulations in respect of decommissioning and site restoration. These obligations are determined based on the expected present value of expenses required in the process of plugging and abandoning wells, dismantling of wellheads, production and transportation facilities and restoration of producing areas in accordance with relevant legislation, discounted from the date when expenses are expected to be incurred. Most of the abandonment of Pengrowth's wells is estimated to take place far in the future. Therefore, changes in estimated timing of future expenses, estimated logistics of performing abandonment work, the inflation assumption, and the discount rate used to present value future expenses could have a significant effect on the carrying amount of the decommissioning provision.
Impairment testing
CGUs without associated goodwill are tested when there is an indication of impairment. The test is based on estimates of proved plus probable reserves, production rates, oil and natural gas prices, future costs, discount rate and other relevant assumptions. Undeveloped land, contingent resources and infrastructure may also be considered, if applicable.
Identification of impairment indicators
Judgment is required to assess when indicators of impairment or reversals exist and whether calculation of the recoverable amount of an asset is necessary. Management considers internal and external sources of information including petroleum and natural gas prices, expected production volumes, anticipated recoverable quantities of proved and probable reserves and rates used to discount future cash flow estimates. Judgement is required to assess these factors when determining if the carrying amount of an asset is impaired, or in the case of previously impaired asset, whether the carrying amount of the asset has been restored.
Share-based payments
Stock options granted by the Corporation are recorded at fair value using the Black Scholes option pricing model. In assessing the fair value of stock options, estimates have to be made regarding the expected volatility in share price, option life, dividend yield, risk-free rate and estimated forfeitures at the initial grant date.
Fair value of risk management contracts
Pengrowth records risk management contracts at fair value with changes in fair value recognized in the Consolidated Statements of Income (Loss). The fair values are determined using observable market data and external counterparty information and are subject to changes and volatility in forward prices, foreign exchange rates, and discount rates.
Deferred tax assets
Deferred tax assets (if any) are recognized only to the extent it is considered probable that those assets will be recoverable. This involves an assessment of when those deferred tax assets are likely to reverse and judgment as to whether there will be sufficient taxable profits available to offset the tax assets when they do reverse. This requires assumptions regarding future profitability and is therefore inherently uncertain. To the extent assumptions regarding future profitability change, there can be an increase or decrease in the amounts recognized in respect of deferred tax assets as well as the amounts recognized in profit or loss in the period in which the change occurs.

Net Income (Loss) per Share
Net Income (Loss) per Share
Basic net income (loss) per share is calculated using the weighted average number of shares outstanding for the year. Diluted net income per share amounts includes the dilutive effect of share units under the share-settled long term incentive plans using the treasury stock method. The treasury stock method assumes that any proceeds obtained on the exercise of any dilutive share units would be used to repurchase common shares at the average trading price during the period.
Share capital and warrants
Incremental costs directly attributable to the issue of common shares, warrants and stock options are recognized as a deduction from equity, net of any tax effects.

Cash and Term Deposits	Cash and Term Deposits Cash and term deposits include demand deposits and term deposits with original maturities of less than 90 days.
Accounting Pronouncements, Adopted And Not Yet Adopted
ACCOUNTING PRONOUNCEMENTS ADOPTED
IFRS 9 Financial Instruments
On January 1, 2018, Pengrowth adopted all of the requirements of IFRS 9 (2014), Financial Instruments ("IFRS 9"). This standard replaces IAS 39 - Financial Instruments: recognition and measurement ("IAS 39") and introduces new requirements for the classification and measurement of financial assets and liabilities. It introduces a new general hedge accounting standard, which aligns hedge accounting more closely with risk management. It also modifies the existing impairment model by introducing a new 'expected credit loss' model for calculating impairment. This new standard also increases required disclosures about an entity's risk management strategy, cash flows from hedging activities and the impact of hedge accounting on the consolidated financial statements. Pengrowth has applied IFRS 9 retrospectively in accordance with transition requirements with no impact to opening retained earnings or comparative periods.
IFRS 9 uses a single approach to determine whether a financial asset is measured at amortized cost or fair value, replacing the multiple rules in IAS 39. The approach is based on how an entity manages its financial instruments and the contractual cash flow characteristics of the financial assets. Most of the requirements in IAS 39 for classification and measurement of financial liabilities have been carried forward in IFRS 9.
The adoption of IFRS 9 did not result in any measurement adjustments to Pengrowth's financial assets or financial liabilities. The impact of the change in the impairment model was not significant as the credit-impaired financial assets are not significant.
The adoption of IFRS 9 did not result in any changes in the eligibility of existing hedge relationships. Pengrowth currently has no intentions of designating any of its financial instruments as hedges, or using hedge accounting.
IFRS 16 Leases
In January 2016, the IASB issued IFRS 16 Leases ("IFRS 16") which replaces IAS 17, Leases. The effective date of IFRS 16 is for annual periods beginning on or after January 1, 2019 and early adoption is permitted. Under IFRS 16, a single recognition and measurement model will apply for lessees which will require recognition of assets and liabilities for most leases. Pengrowth is in the final stages of analyzing identified contracts, developing business and accounting processes, making applicable changes to the Corporation's internal controls and calculating the impact that the adoption of this standard will have on its financial statements. Pengrowth has elected to use the modified retrospective approach upon adoption and elected to apply the optional exemptions for short-term and low-value leases. The actual full impact of adoption will depend on the Corporation's incremental borrowing rate, lease portfolio and practical expedients applied. However, Pengrowth anticipates that the most significant impact of adopting IFRS 16 will be the recognition of the lease liabilities on its leases for head office space and the right of use ("ROU") assets, as applicable.
Upon adoption of IFRS 16, the Corporation will recognize lease liabilities and ROU assets for all leases identified except for optional exemptions taken. The lease liability will be measured at the present value of the remaining lease payments, discounted using Pengrowth's incremental borrowing rate as at January 1, 2019. The ROU asset will be measured at the amount equal to the lease liability on January 1, 2019 with no impact on retained earnings.
Adoption of IFRS 16 will also result in an increase to Depletion, Depreciation and Amortization due to the recognition of the ROU assets, increase in interest and financing charges, and a decrease to G&A and operating expenses, as applicable. Cash flow from operating activities will increase as a result of the decrease in G&A and operating expenses, as applicable. Cash flow from financing activities will decrease due to the deduction of the interest portion of the principal payments for former operating leases.

Comparative Figures	COMPARATIVE FIGURES Certain prior years' comparative figures have been reclassified to conform to presentation adopted in the current year.